Permanent Equity - Accumulated Other Comprehensive Income (Loss) Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ (120,115)	$ (339,062)	$ (68,422)
Other comprehensive income (loss) before reclassifications	(1,413)	(145)
Amounts reclassified from AOCI into earnings	108
Total other comprehensive loss	(1,305)	(145)	(9)
Ending balance	4,377,329	(120,115)	(339,062)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(166)	(21)	(12)
Total other comprehensive loss	(1,305)	(145)	(9)
Ending balance	(1,471)	(166)	(21)
Available-for-Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Other comprehensive income (loss) before reclassifications	(1,459)	0
Amounts reclassified from AOCI into earnings	108
Total other comprehensive loss	(1,351)	0
Ending balance	(1,351)	0	0
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(166)	(21)
Other comprehensive income (loss) before reclassifications	46	(145)
Amounts reclassified from AOCI into earnings	0
Total other comprehensive loss	46	(145)
Ending balance	$ (120)	$ (166)	$ (21)